Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

NOTE 4 - INVESTMENT SECURITIES

Securities available-for-sale consisted of the following:

	Amortized	Gross Unrealized		Estimated
(Dollars in thousands)	Cost	Gains	Losses	Fair Value
December 31, 2011
Government-sponsored enterprises	$42,010	$165	$33	$42,142
Mortgage-backed securities	50,706	177	3,677	47,206
Obligations of state and local governments	10,302	558	1	10,859

Total	$103,018	$900	$3,711	$100,207
December 31, 2010
Government-sponsored enterprises	$55,661	$372	$1,072	$54,961
Mortgage-backed securities	187,649	3,313	1,878	189,084
Obligations of state and local governments	22,060	173	1,088	21,145

Total	$265,370	$3,858	$4,038	$265,190

The following is a summary of maturities of securities available-for-sale as of December 31, 2011. The amortized cost and estimated fair values are based on the contractual maturity dates. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalty.

	Securities
	Available-For-Sale
	Amortized	Estimated
(Dollars in thousands)	Cost	Fair Value

Due after one year but within five years	$-	$-
Due after five years but within ten years	10,498	10,818
Due after ten years	92,520	89,389

Total	$103,018	$100,207

The following table shows gross unrealized losses and fair value, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position, at:

Securities Available for Sale

			December 31, 2011

	Less than twelve months		Twelve months or more		Total
	Fair	Unrealized	Fair	Unrealized	Unrealized
(Dollars in thousands)	Value	losses	Value	losses	Fair Value	losses
Government-sponsored enterprises	$11,967	$33	$-	$-	$11,967	$33
Mortgage-backed securities	17,653	1,132	20,750	2,545	38,403	3,677
Obligations of state and local
Governments	1,576	1	-	-	1,576	1
Total	$31,196	$1,166	$20,750	$2,545	$51,946	$3,711

			December 31, 2010

	Less than twelve months		Twelve months or more		Total
	Fair	Unrealized	Fair	Unrealized	Unrealized
(Dollars in thousands)	Value	losses	Value	losses	Fair Value	losses
Government-sponsored enterprises	$43,222	$1,072	$-	$-	$43,222	$1,072
Mortgage-backed securities	58,691	1,537	8,459	341	67,150	1,878
Obligations of state and local
Governments	13,164	1,088	-	-	13,164	1,088
Total	$115,077	$3,697	$8,459	$341	$123,536	$4,038

Management evaluates its investment portfolio periodically to identify any impairment that is other than temporary. At December 31, 2011, the Company had 22 individual securities, or 20.71% of the security portfolio, that have been in an unrealized loss position for more than twelve months as compared with four individual securities, or 3.9% of the security portfolio, at December 31, 2010. Management believes these losses are temporary and are a result of the current interest rate environment. The Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell these securities before recovery of their amortized cost.

At December 31, 2011 and 2010, investment securities with a book value of $40,923,000 and $137,814,000, respectively, and a market value of $40,511,000 and $140,251,000, respectively, were pledged to secure deposits. During 2011, the Company decreased its investment in investment securities as part of its overall strategy to reduce the Bank's assets.

Gross realized gains on sales of available-for-sale securities in 2011 were $3,217,000 and $521,000 in 2010. There were gross realized losses experienced on sales of available-for-sale securities of $265,000 during 2011 and $315,000 during 2010.